Long-Term Debt (Long-Term Debt Repayments) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,597	$ 4,597
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,001
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	300
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,250